Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
FCF US Quality ETF
Account Value [Line Items]
Line Graph and Table Measure Name	FCF US Quality ETF NAV
Account Value	$ 28,760	$ 24,732	$ 21,913	$ 22,571	$ 16,281	$ 15,220	$ 14,650	$ 11,947
FCF International Quality ETF
Account Value [Line Items]
Line Graph and Table Measure Name	FCF International Quality ETF NAV
Account Value	$ 14,322	13,139	12,397	15,100	10,789	10,534	10,800	10,192
Donoghue Forlines Tactical High Yield ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical High Yield ETF NAV
Account Value	$ 9,780	9,107	9,267	10,292
Donoghue Forlines Innovation ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Innovation ETF NAV
Account Value	$ 13,470	11,343	10,052	11,848
Donoghue Forlines Yield Enhanced Real Asset ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Yield Enhanced Real Asset ETF NAV
Account Value	$ 14,565	12,571	10,688
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FCF US Quality ETF Market
Account Value	$ 28,772	24,701	21,915	22,566	16,239	15,259	14,650	11,978
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 28,141	23,243	20,633	22,270	16,053	14,472	13,519	11,615
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FCF International Quality ETF Market
Account Value	$ 14,335	13,178	12,416	15,095	10,788	10,477	10,870	10,348
MSCI AC WORLD INDEX ex USA Net (USD)_1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Account Value	$ 14,506	13,218	11,654	13,754	$ 10,763	$ 10,693	$ 10,942	$ 10,328
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical High Yield ETF Market
Account Value	$ 9,790	9,110	9,266	10,297
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,222	8,775	9,080	9,991
FCF Tactical High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FCF Tactical High Yield Index
Account Value	$ 9,549	8,989	9,229	10,253
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Innovation ETF Market
Account Value	$ 13,477	11,330	10,056	11,845
S&P 500 TR_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 15,816	12,949	11,457	12,015
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Account Value	$ 15,721	12,385	10,557	11,987
FCF US Quality Innovation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FCF US Quality Innovation Index
Account Value	$ 14,200	11,926	10,116	$ 11,892
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Yield Enhanced Real Asset ETF Market
Account Value	$ 14,559	12,535	10,679
S&P 500 TR_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,327	10,092	8,930
S&P Real Assets Equity Index (Net TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Real Assets Equity Index (Net TR)
Account Value	$ 10,234	9,602	9,903
FCF Yield Enhanced Real Asset Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FCF Yield Enhanced Real Asset Index
Account Value	$ 14,409	$ 12,482	$ 10,658